Alliance
Money Market
Fund

- General Municipal Portfolio

- Prime Portfolio

- Government Portfolio

Semi-Annual Report
May 31, 2001

STATEMENT OF NET ASSETS
May 31, 2001 (unaudited)          Alliance Money Market Fund - General Municipal
                                                                       Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                     Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-99.5%
            ALABAMA-2.9%
            Alabama Special Care
            Facility
            (Ascension Health Credit)
            Series 99B
$    1,000  11/15/39 (b)............      3.10%             $  1,000,000
            Montgomery IDR
            (Norment Industries
            Project)
            Series 99 AMT
     1,960  8/01/14 (b).............      3.20                 1,960,000
                                                            ------------
                                                               2,960,000
                                                            ------------
            ARKANSAS-6.4%
            Arkansas Development
            Finance Authority IDR
            (Riceland Foods, Inc.)
            Series 99B AMT
     2,000  11/01/10 (b)............      3.30                 2,000,000
            Union County SWDR
            (Del-Tin Fiber Project)
            Series 97B AMT
     4,500  10/01/27 (b)............      3.05                 4,500,000
                                                            ------------
                                                               6,500,000
                                                            ------------
            COLORADO-3.4%
            Colorado Agriculture
            Development Authority
            (Rocky Mountain Milling
            LLC)
            Series 00 AMT
     3,000  9/01/10 (b).............      3.25                 3,000,000
            University of Colorado
            (Certificates of Participation)
            Series 98A
       500  7/01/18(b)..............      4.45                   500,000
                                                            ------------
                                                               3,500,000
                                                            ------------
            DELAWARE-1.0%
            Delaware EDA IDR
            (Delaware Clean Power
            Project)
            Series 97A AMT
     1,000  8/01/29 (b).............      3.15                 1,000,000
                                                            ------------
            DISTRICT OF
            COLUMBIA-8.1%
            District of Columbia GO
            (Multimodal)
            Series 00A AMT
     8,165  6/01/15 (b).............      3.15                 8,165,000
                                                            ------------

 Principal
  Amount
   (000)    Security(a)                  Yield                     Value
--------------------------------------------------------------------------------
            FLORIDA-2.0%
            St. Lucie County PCR
            (Florida Power & Light
            Co.)
            Series 00
$    2,000  9/01/28 (b).............      3.15%             $  2,000,000
                                                            ------------
            GEORGIA-3.4%
            Adel IDR
            (Specialty Stampings)
            Series 99A AMT
                                                            ------------
     1,000  6/01/14 (b).............      3.25                 1,000,000
            Appling County
            Development
            Authority PCR
            (Georgia Power Co.
            Project)
            Series 97
     2,500  9/01/29 (b).............      3.05                 2,500,000
                                                            ------------
                                                               3,500,000
                                                            ------------
            ILLINOIS-15.2%
            City of Chicago
            (J.M.B. Moesle LLC
            Project)
            Series 01 AMT
     2,100  1/01/31 (b).............      3.20                 2,100,000
            East Moline IDA
            (Elliott Aviation)
            Series 99 AMT
     1,200  12/01/19 (b)............      3.15                 1,200,000
            Illinois Development
            Finance Authority IDR
            (Trim-Rite Food Corp.
            Project)
            Series 00 AMT
       850  12/01/25 (b)............      3.25                   850,000
            Illinois Development
            Finance Authority
            MFHR
            (Butterfield Creek
            Association)
            Series 99 AMT
       750  4/01/39 (b).............      3.25                   750,000
            Illinois Housing
            Development Authority
            MFHR
            (Hyde Park Tower)
            Series 00A AMT
     5,300  11/01/28 (b)............      3.25                 5,300,000

STATEMENT OF NET ASSETS
(continued)             Alliance Money Market Fund - General Municipal Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                     Value
--------------------------------------------------------------------------------
            Madison County PCR
            (Shell Oil/Wood River
            Refining Project)
            Series 97 AMT
$      700  4/01/32 (b).............      3.20%             $    700,000
            Southwestern
            Development Authority
            SWDR
            (Shell Oil/Wood River
            Refining Project)
            Series 92 AMT
     1,500  4/01/22 (b).............      3.20                 1,500,000
            Series 95 AMT
     1,000  11/01/25 (b)............      3.20                 1,000,000
            Upper River Valley
            Development Authority
            (Clover PPTYS Project)
            Series 00 AMT
     2,000  7/01/20 (b).............      3.05                 2,000,000
                                                            ------------
                                                              15,400,000
                                                            ------------
            INDIANA-2.4%
            Indiana Health Facility
            (Ascension Health)
            Series 99B
     2,400  11/15/39 (b)............      3.10                 2,400,000
                                                            ------------
            KANSAS-2.9%
            Colwich IDR
            (Epco Carbondioxide
            Products)
            Series 99 AMT
     1,855  8/01/14 (b).............      3.25                 1,855,000
            Spring Hill IDR
            (Abrasive Engineering
            and Manufacturing Project)
            Series 96 AMT
     1,100  9/01/16 (b).............      3.05                 1,100,000
                                                            ------------
                                                               2,955,000
                                                            ------------
            KENTUCKY-1.0%
            Louisville & Jefferson County
            (Regional Airport Authority)
            Series 97A-1 AMT
     1,000  6/30/02 (b).............      3.10                 1,000,000
                                                            ------------
            MARYLAND-1.3%
            Maryland State Energy
            Finance SWDR
            (Cimeteries Project)
            Series 00 AMT
     1,300  5/01/35 (b).............      3.25                 1,300,000
                                                            ------------

 Principal
  Amount
   (000)    Security(a)                  Yield                     Value
--------------------------------------------------------------------------------
            MINNESOTA-1.5%
            New Ulm Hospital
            Facilities
            (Health Center Systems)
            Series 85
$    1,500  8/01/14 (b).............      3.25%             $  1,500,000
                                                            ------------
            MISSISSIPPI-4.7%
            Mississippi Business
            Financial Corp. IDR
            (Producer Feed Co. Project)
            Series 01 AMT
     4,000  6/01/12 (b).............      3.20                 4,000,000
            Mississippi Home Corp.
            MFHR
            (Summer Park Apartments)
            Series 99D-2 AMT
       750  10/01/29 (b)............      3.20                   750,000
                                                            ------------
                                                               4,750,000
                                                            ------------
            NORTH CAROLINA-2.4%
            Gaston County
            Industrial Facilities &
            Pollution Control
            Finance Authority
            (Duke Energy Corp.)
            Series 99 AMT
     2,400  10/01/12 (b)............      3.10                 2,400,000
                                                            ------------
            OHIO-1.0%
            Ohio Air Quality
            Development Authority
            (Ohio Edison Co.)
            Series 00C
     1,000  6/01/23 (b).............      3.10                 1,000,000
                                                            ------------
            PENNSYLVANIA-4.9%
            Allegheny County IDR
            (United Jewish Federation)
            Series 96A
     1,000  10/01/26 (b)............      3.05                 1,000,000
            Emmaus Local
            Government
            (Pooled Bond Program)
            Series 89B-22
     4,000  3/01/24 (b).............      3.00                 4,000,000
                                                            ------------
                                                               5,000,000
                                                            ------------
            SOUTH CAROLINA-1.6%
            Berkeley County IDA
            (Nucor Corp. Project)
            Series 97 AMT
     1,400  4/01/30 (b).............      3.05                 1,400,000

                        Alliance Money Market Fund - General Municipal Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                     Value
--------------------------------------------------------------------------------
            Florence County SWDR
            (Roche Carolina, Inc.)
            Series 97 AMT
$      200  4/01/27 (b).............      3.25%             $    200,000
                                                            ------------
                                                               1,600,000
                                                            ------------
            TENNESSEE-3.4%
            Blount County IDR
            (Advanced Crystal
            Technology, Inc.)
            Series 88 AMT
       500  8/01/08 (b).............      3.25                   500,000
            Knox Health
            Educational and
            Housing Facilities
            Board
            (THA Solutions Group,
            Inc. Project)
            Series 99
     3,000  5/01/29 (b).............      3.20                 3,000,000
                                                            ------------
                                                               3,500,000
                                                            ------------
            TEXAS-13.0%
            Brazos River Harbor
            Navigation District
            (Merey Sweeny Project)
            Series 01A AMT
     1,900  4/01/21 (b).............      3.25                 1,900,000
            Gulf Coast Industrial
            Development Authority
            IDR
            (AMOCO Oil Co.)
            Series 93 AMT
     1,800  4/01/28 (b).............      3.20                 1,800,000
            Gulf Coast Industrial
            Development Authority
            SWDR
            (CITGO Petroleum Corp.)
            Series 95 AMT
     6,200  5/01/25 (b).............      3.25                 6,200,000
            Gulf Coast Waste
            Authority
            SWDR
            (AMOCO Oil Co.)
            Series 96 AMT
     1,000  5/01/24 (b).............      3.20                 1,000,000
            Series 98 AMT
     1,100  1/01/26 (b).............      3.20                 1,100,000

 Principal
  Amount
   (000)    Security(a)                  Yield                     Value
--------------------------------------------------------------------------------
            Port Houston GO
            (Harris County
            Unlimited Tax)
            Series 00B AMT
$    1,135  10/01/01................      4.55%             $  1,135,000
                                                            ------------
                                                              13,135,000
                                                            ------------
            UTAH-2.9%
            Clinton City Utah
            MFHR
            (County Pines Phase II)
            Series 97 AMT
     2,900  8/01/19 (b).............      3.15                 2,900,000
                                                            ------------
            VIRGINIA-4.1%
            King George County
            IDA
            (Birchwood Power
            Partners)
            Series 96A AMT
     1,200  4/01/26 (b).............      3.20                 1,200,000
            Series 97 AMT
     3,000  3/01/27 (b).............      3.20                 3,000,000
                                                            ------------
                                                               4,200,000
                                                            ------------
            WASHINGTON-4.8%
            Olympia EDA
            (Spring Air Northwest
            Project)
            Series 98 AMT
     1,300  11/01/23 (b)............      3.15                 1,300,000
            Pierce County EDA
            (Truss Co.)
            Series 95 AMT
       400  1/01/20 (b).............      3.15                   400,000
            Washington Housing
            Finance Commission
            MFHR
            (Merrill Gardens
            Apartment Project)
            Series 97A AMT
     2,000  7/01/22 (b).............      3.15                 2,000,000

STATEMENT OF NET ASSETS
(continued)             Alliance Money Market Fund - General Municipal Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                     Value
--------------------------------------------------------------------------------
            Washington Housing
            Finance Commission
            MFHR
            (Summerglen Apartment
            Project)
            Series 95 AMT
$    1,145  11/01/25 (b)............      3.10%             $  1,145,000
                                                            ------------
                                                               4,845,000
                                                            ------------
            WISCONSIN-4.2%
            Franklin IDR
            (Nowakowski Inc.
            Project)
            Series 98 AMT
     1,510  12/01/18 (b)............      3.15                 1,510,000
            Kenosha IDR
            (Leblanc Corp. Project)
            Series 98A AMT
     1,500  12/01/18 (b)............      3.15                 1,500,000
            River Falls IDA
            (M & O Properties, LLC)
            Series 00A AMT
     1,240  10/01/20 (b)............      3.15                 1,240,000
                                                            ------------
                                                               4,250,000
                                                            ------------

 Principal
  Amount
   (000)    Security(a)                  Yield                     Value
--------------------------------------------------------------------------------
            WYOMING-1.0%
            Campbell County IDR
            (Two Elk Power
            Generation
            Station Project)
            Series 00 AMT
$    1,000  12/01/30 (b)............      4.60%             $  1,000,000
                                                            ------------

            TOTAL
            INVESTMENTS-99.5%
            (amortized cost
            $100,760,000)...........                         100,760,000
            Other assets less
            liabilities-0.5%........                             535,347
                                                            ------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            101,295,243 shares
            outstanding)............                        $101,295,347
                                                            ============

--------------------------------------------------------------------------------

See Footnotes and Glossary of Terms on page 9.

See notes to financial statements.

STATEMENT OF NET ASSETS
May 31, 2001 (unaudited)            Alliance Money Market Fund - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                     Value
--------------------------------------------------------------------------------
            COMMERCIAL
            PAPER-68.6%
            Abbey National
$   25,000  6/15/01.................      4.80%             $ 24,953,333
            Abbott Laboratories
    21,000  6/25/01.................      3.98                20,944,280
            Aegon Funding Corp.
    21,500  6/21/01.................      4.00                21,452,222
            AIG Funding
    70,000  6/01/01.................      4.18                70,000,000
            Banque Caisse
            D'Epargne L'Etat
    18,000  6/15/01.................      4.82                17,966,260
            Bear Stearns
    21,000  6/20/01.................      4.02                20,955,445
            BellSouth Capital
            Funding
    20,000  6/18/01.................      3.95                19,962,222
            BellSouth Corp.
     6,000  6/14/01 (c).............      4.75                5,989,665
            Caterpillar Financial
            Services
    17,000  6/14/01.................      4.01                16,975,322
            CDC Financial Corp.
    70,000  6/01/01.................      4.18                70,000,000
            Centric Capital
    20,000  6/29/01 (c).............      4.76                19,925,955
            Commerzbank
    21,000  6/06/01.................      4.80                20,986,000
            Dexia California
            Finance Co.
    25,000  9/04/01.................      3.84                24,746,667
            Eksport Finans Als
    45,000  6/05/01.................      4.00                44,980,000
            Emerson Electric Co.
    21,000  6/28/01.................      4.00                20,937,000
            Exxon Asset
            Management
    70,000  6/12/01.................      4.04                69,913,589
            Fortis Funding, Inc.
    20,000  6/13/01 (c).............      4.85                19,967,667
            Gillette Co.
    22,000  6/29/01 (c).............      4.71                21,919,407
            International Lease
            Finance Corp.
    21,000  6/11/01.................      4.02                20,976,550
            Merck & Co., Inc.
    65,000  6/28/01.................      3.95                64,807,437
    70,000  6/22/01.................      4.00                69,836,667

 Principal
  Amount
   (000)    Security(a)                  Yield                     Value
--------------------------------------------------------------------------------
            MetLife Funding, Inc.
$   21,000  6/25/01.................      4.00%             $ 20,944,000
            National Co-Op
    21,000  6/22/01.................      4.72                20,942,180
            Park Avenue Receivables
    26,000  6/28/01.................      4.02                25,921,610
            Pooled Accounts
            Receivables
    21,000  6/05/01.................      4.13                20,990,363
            Preferred Receivables
            Funding Corp.
    21,000  6/27/01.................      4.02                20,939,030
            Prudential Funding
            Corp.
    22,000  6/15/01.................      4.68                21,959,960
            Snap-On, Inc.
    22,000  6/14/01 (c).............      4.73                21,962,423
            Svenska Handelsbanken
    21,500  6/12/01.................      4.82                21,468,335
            Tasmanian Public
            Finance Corp.
    23,000  6/18/01.................      4.70                22,948,953
            UBS Finance (Delaware),
            Inc.
    70,000  6/01/01.................      4.18                70,000,000
            Verizon Network Funding
    21,000  6/18/01.................      4.68                20,953,590
            Wal-Mart Stores, Inc.
    21,000  6/12/01.................      4.02                20,974,205
                                                            ------------
            Total Commercial Paper
            (amortized cost
            $998,200,337)...........                         998,200,337
                                                            ------------
            CERTIFICATES OF
            DEPOSIT-23.5%
            Australian New Zealand
    21,000  4.85%, 6/11/01..........      4.85                21,000,000
            Bank National Paribas
    21,000  4.85%, 6/11/01..........      4.85                21,000,000
            Bank of Nova Scotia
    21,000  4.75%, 6/28/01..........      4.75                21,000,000
            Credit Agricole Indosuez
    25,000  4.76%, 6/26/01..........      4.76                25,000,000
            First Tennessee Bank
    21,000  4.20%, 6/06/01..........      4.20                21,000,000
            Intessa (Cariplo)
    21,000  4.00%, 6/29/01..........      4.00                21,000,000
            KBC (Kredietbank-Cera)
            Bank
    21,000  4.81%, 6/29/01..........      4.81                21,000,161

STATEMENT OF NET ASSETS
(continued)                         Alliance Money Market Fund - Prime Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                     Value
--------------------------------------------------------------------------------
            Lloyds Bank Plc.
$   25,000  4.70%, 6/29/01..........      4.70%           $   25,000,000
            Nordeutsche
            Landesbank
    70,000  4.02%, 6/15/01..........      4.02                70,000,000
            Rabo Bank N.Y.
    40,000  4.85%, 6/11/01..........      4.84                40,000,110
    20,000  5.34%, 7/30/01..........      5.13                20,006,545
            Royal Bank of Scotland
    15,000  4.87%, 6/15/01..........      4.87                15,000,000
            Westpac Capital Corp.
    21,000  4.62%, 9/28/01..........      4.61                21,000,679
                                                          --------------
            Total Certificates of
            Deposit
            (amortized cost
            $342,007,495)...........                         342,007,495
                                                          --------------
            U.S. GOVERNMENT
            AGENCIES-7.9%
            Fannie Mae
    95,000  6.48%, 6/14/01..........      6.48                94,836,706
            Student Loan
            Marketing Association
    20,000  3.98%, 6/29/01..........      3.98                19,938,167
                                                          --------------
            Total U.S. Government
            Agencies
            (amortized cost
            $114,774,873)...........                         114,774,873
                                                          --------------

 Principal
  Amount
   (000)    Security(a)                  Yield                     Value
--------------------------------------------------------------------------------
            TIME DEPOSIT-0.1%
            Societe Generale
$    1,200  4.1875%, 6/01/01
            (amortized cost
            $1,200,000) ............      4.19%           $    1,200,000
                                                          --------------
            TOTAL
            INVESTMENTS-100.1%
            (amortized cost
            $1,456,182,705).........                       1,456,182,705
            Other assets less
            liabilities-(0.1%)......                          (1,206,145)
                                                          --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            1,454,975,335 shares
            outstanding)............                      $1,454,976,560
                                                          ==============

--------------------------------------------------------------------------------

See Footnotes and Glossary of Terms on page 9.

See notes to financial statements.

STATEMENT OF NET ASSETS
May 31, 2001 (unaudited)       Alliance Money Market Fund - Government Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------
            U.S. GOVERNMENT
            AGENCIES-69.6%
            FEDERAL HOME LOAN
            MORTGAGE CORP.-29.5%
$    3,789  8/23/01................. 3.85-3.92%            $  3,755,430
     2,000  8/30/01.................      3.88                1,980,800
     2,000  7/24/01.................      3.89                1,988,605
     4,000  6/22/01.................      4.04                3,990,620
     5,000  8/17/01 FRN.............      4.12                4,998,645
     5,000  6/19/01.................      4.22                4,989,500
       650  7/06/01.................      4.63                  647,137
     2,000  6/12/01.................      4.70                1,997,146
       500  6/20/01.................      4.75                  498,757
     1,176  6/21/01.................      4.75                1,172,923
                                                           -------------
                                                             26,019,563
                                                           -------------
            FEDERAL NATIONAL
            MORTGAGE
            ASSOCIATION-20.9%
     2,000  8/09/01.................      3.86                1,985,318
     5,000  6/06/01.................      4.07                4,997,181
     2,000  6/21/01.................      4.62                1,994,911
     5,500  7/05/01.................      4.65                5,477,730
       495  6/14/01.................      4.68                  494,171
     1,000  6/28/01.................      4.70                  996,512
       511  6/07/01.................      4.71                  510,602
     2,000  6.375%, 12/21/01........      6.38                2,000,000
                                                           -------------
                                                             18,456,425
                                                           -------------
            FEDERAL HOME LOAN
            BANK-10.7%
     2,000  6/15/01.................      3.91                1,996,967
     5,000  6/22/01.................      4.22                4,987,750
     1,500  6/20/01.................      4.75                1,496,271
     1,000  6/01/01.................      4.84                1,000,000
                                                           -------------
                                                              9,480,988
                                                           -------------
            STUDENT LOAN
            MARKETING
            ASSOCIATION-8.5%
     1,000  4.12%, 9/17/01 FRN......      4.12                  999,767
     2,000  4.13%, 12/11/01 FRN.....      4.13                1,999,898
     1,000  4.13%, 12/12/01 FRN.....      4.13                  999,949
     1,000  4.14%, 7/19/01 FRN......      4.14                1,000,000
     1,500  4.14%, 9/28/01 FRN......      4.14                1,499,948
     1,000  4.19%, 10/24/01 FRN.....      4.19                1,000,000
                                                           -------------
                                                              7,499,562
                                                           -------------
            Total U.S. Government
            Agencies
            (amortized cost
            $61,456,538)............                         61,456,538
                                                           -------------

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------
            REPURCHASE
            AGREEMENTS-30.3%
            Bank of New York
$      500  4.00%, dated 5/31/01
            due 6/01/01 in the
            amount of $500,056
            (cost $500,000;
            collateralized by $500,000
            FNMA; 6.375%,
            4/30/02
            value $514,091) (d).....      4.00%            $    500,000
            Barclays DeZoete
            Wedd Securities, Inc.
     1,000  4.75%, dated 4/04/01
            due 6/05/01 in the
            amount of $1,008,181
            (cost $1,000,000;
            collateralized by $1,028,000
            FNMA; 6.25%, 2/17/11
            value $1,037,866) (d)...      4.75                1,000,000
            Deutsche Morgan
            Grenfell
     2,400  4.17%, dated 5/31/01
            due 6/01/01 in the
            amount of $2,400,278
            (cost $2,400,000;
            collateralized by $6,015,574
            FNMA; 7.82%, 8/01/37
            value $2,468,400) (d)...      4.17                2,400,000
            Deutsche Morgan Grenfell
     2,000  4.75%, dated 4/02/01
            due 6/04/01 in the
            amount of $2,016,361
            (cost $2,000,000;
            collateralized by $4,921,833
            FNMA; 7.82%, 8/01/37
            value $2,019,600) (d)...      4.75                2,000,000
            Fuji Securities, Inc.
     3,000  4.03%, dated 5/10/01
            due 6/08/01 in the
            amount of $3,009,739
            (cost $3,000,000;
            collateralized by $3,088,000
            FNMA; 5.75%, 3/15/09
            value $3,060,409) (d)...      4.03                3,000,000

STATEMENT OF NET ASSETS
(continued)                    Alliance Money Market Fund - Government Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------
            Goldman Sachs &
            Company
$    2,500  3.98%, dated 5/29/01
            due 6/18/01 in the
            amount of $2,505,528
            (cost $2,500,000;
            collateralized by $6,135,659
            FNMA; 7.00-7.50%,
            3/01/12-11/03/27
            value $2,550,000) (d)...      3.98%             $ 2,500,000
            Morgan Stanley Dean Witter
     3,000  4.15%, dated 5/31/01
            due 6/01/01 in the
            amount of $3,000,346
            (cost $3,000,000;
            collateralized by $3,780,000
            FNMA; 6.00%, 1/01/29
            value $3,075,015) (d)...      4.15                3,000,000
            Paribas Corp.
     2,000  4.00%, dated 5/29/01
            due 6/29/01 in the
            amount of $2,006,889
            (cost $2,000,000;
            collateralized by $1,905,000
            FHLB; 6.50-7.125%,
            9/19/01-2/15/05
            value $2,048,315) (d)...      4.00                2,000,000
            Paribas Corp.
     2,000  4.75%, dated 4/11/01
            due 6/11/01 in the
            amount of $2,016,097
            (cost $2,000,000;
            collateralized by $2,300,000
            FFCB; 6.75%, 7/07/09
            value $2,452,237) (d)...      4.75                2,000,000

 Principal
  Amount
   (000)    Security(a)                  Yield                    Value
--------------------------------------------------------------------------------

            Salomon Smith Barney
$    2,000  3.94%, dated 5/24/01
            due 6/29/01 in the
            amount of $2,007,880
            (cost $2,000,000).......      3.94%             $ 2,000,000
     2,000  3.94%, dated 5/24/01
            due 7/23/01 in the
            amount of $2,013,133
            (cost $2,000,000).......      3.94                2,000,000
            (collateralized by $2,556,972
            FHLMC; 5.50-7.50%,
            6/01/14-7/01/23, $2,715,528
            FNMA; 5.50%, 12/01/13
            value $4,125,741) (d)
            UBS Warburg LLC
     4,400 4.18%, dated 5/31/01
            due 6/01/01 in the
            amount of $4,400,511
            (cost $4,400,000;
            collateralized by $10,937,407
            FNMA; 7.82%, 8/01/37
            value $4,488,000) (d)...      4.18                4,400,000
                                                           ------------
            Total Repurchase
            Agreements
            (amortized cost
            $26,800,000)............                         26,800,000
                                                           ------------
            TOTAL INVESTMENTS-99.9%
            (amortized cost
            $88,256,538)............                         88,256,538
            Other assets less
            liabilities-0.1%........                             76,833
                                                           ------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            88,333,769 shares
            outstanding)............                       $ 88,333,371
                                                           ============

--------------------------------------------------------------------------------

See Footnotes and Glossary of Terms on page 9.

See notes to financial statements.

                                                      Alliance Money Market Fund
================================================================================

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Period Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

(c) Securities issued in reliance on section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined by the Adviser to be liquid pursuant to procedures adopted by the Trustees. At May 31, 2001, these securities amounted to $299,149,128 representing 20.56% of net assets in the Prime Portfolio.

(d) Repurchase agreements which are terminable within 7 days.

    Glossary of Terms:

    AMT       Alternative Minimum Tax
    EDA       Economic Development Authority
    FFCB      Federal Farm Credit Bank
    FHLB      Federal Home Loan Bank
    FHLMC     Federal Home Loan Mortgage Corporation
    FNMA      Federal National Mortgage Association
    FRN       Floating Rate Note
    GO        General Obligation
    IDA       Industrial Development Agency/Authority
    IDR       Industrial Development Revenue
    MFHR      Multi-Family Housing Revenue
    MTN       Medium Term Note
    PCR       Pollution Control Revenue
    SWDR      Solid Waste Disposal Revenue

    See notes to financial statements.

STATEMENTS OF OPERATIONS
Six Months Ended May 31, 2001 (unaudited)             Alliance Money Market Fund
================================================================================

                                                                        GENERAL
                                                                        MUNICIPAL               PRIME              GOVERNMENT
                                                                        PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                                  -------------------    -------------------   -------------------
INVESTMENT INCOME
   Interest...................................................     $       1,733,612      $      40,723,709     $       2,486,853
                                                                   -----------------      -----------------     -----------------
EXPENSES
   Advisory fee (Note B)......................................               233,091              3,549,200               219,778
   Distribution assistance (Note C)...........................               209,782              3,194,280               197,799
   Custodian fees.............................................                35,716                130,127                50,086
   Registration fees..........................................                25,556                     -0-                1,579
   Administrative fees (Note C)...............................                23,309                354,920                21,978
   Trustees' fees.............................................                14,400                 14,400                14,000
   Audit and legal fees.......................................                 9,168                 33,287                 6,467
   Printing...................................................                 7,889                114,558                 5,497
   Organization...............................................                   767                  1,073                   797
   Miscellaneous..............................................                 1,107                 10,356                 1,652
                                                                   -----------------      -----------------     -----------------
   Total expenses.............................................               560,785              7,402,201               519,633
   Less: fee waiver and reimbursement.........................               (94,603)              (303,799)              (80,078)
                                                                   -----------------      -----------------     -----------------
   Net expenses...............................................               466,182              7,098,402               439,555
                                                                   -----------------      -----------------     -----------------
   Net investment income......................................             1,267,430             33,625,307             2,047,298
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions...............                    -0-                 3,700                 4,868
                                                                   -----------------      -----------------     -----------------
NET INCREASE IN NET ASSETS FROM
OPERATIONS....................................................     $       1,267,430      $      33,629,007     $       2,052,166
                                                                   =================      =================     =================

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                   Alliance Money Market Fund
================================================================================

                                                   GENERAL
                                                  MUNICIPAL                        PRIME                       GOVERNMENT
                                                  PORTFOLIO                      PORTFOLIO                      PORTFOLIO
                                       -----------------------------   -----------------------------  -----------------------------
                                         Six Months                      Six Months                     Six Months
                                            Ended       Year Ended          Ended       Year Ended         Ended       Year Ended
                                        May 31, 2001   November 30,     May 31, 2001,  November 30,    May 31, 2001   November 30,
                                         (unaudited)       2000          (unaudited)       2000         (unaudited)       2000
                                       -------------   -------------   -------------   -------------  -------------  --------------
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS
   Net investment income.............  $   1,267,430   $   2,502,865  $   33,625,307  $   67,851,676  $   2,047,298  $    4,253,903
   Net realized gain (loss) on
      investment transactions........             -0-             -0-          3,700          (3,374)         4,868             338
                                       -------------   -------------  --------------  --------------  -------------  --------------
   Net increase in net assets from
      operations.....................      1,267,430       2,502,865      33,629,007      67,848,302      2,052,166       4,254,241
DIVIDENDS TO
SHAREHOLDERS FROM:
   Net investment income.............     (1,267,430)     (2,502,865)    (33,625,307)    (67,851,676)    (2,047,298)     (4,253,903)
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST (Note E)
   Net increase......................     21,703,423      15,994,642     176,763,762     187,641,795     10,019,265       2,238,621
                                       -------------   -------------  --------------  --------------  -------------  --------------
   Total increase....................     21,703,423      15,994,642     176,767,462     187,638,421     10,024,133       2,238,959
NET ASSETS

   Beginning of period...............     79,591,924      63,597,282   1,278,209,098   1,090,570,677     78,309,238      76,070,279
                                       -------------   -------------  --------------  --------------  -------------  --------------
   End of period.....................  $ 101,295,347   $  79,591,924  $1,454,976,560  $1,278,209,098  $  88,333,371  $   78,309,238
                                       =============   =============  ==============  ==============  =============  ==============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
May 31, 2001 (unaudited)                              Alliance Money Market Fund
================================================================================

NOTE A: Significant Accounting Policies

Alliance Money Market Fund (the "Fund") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Fund currently offers three Portfolios: General Municipal Portfolio, Prime Portfolio and Government Portfolio (the "Portfolios"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities. At the time of investment, such securities have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios.

1. Valuation of Securities

Securities in which the Portfolios invest are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity. Certain illiquid securities containing unconditional par puts are also valued at amortized cost.

2. Organization Expenses

Organization expenses of approximately $74,000 for each of the Portfolios have been fully amortized on a straight-line basis through December, 2000.

3. Taxes

It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Dividends

The Portfolios declare dividends daily and automatically reinvest such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended May 31, 2001 from the General Municipal Portfolio are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

5. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

6. Repurchase Agreements

It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

Under the Advisory Agreement, each Portfolio pays the Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% of each Portfolio's average daily net assets. The Adviser has agreed to reimburse each Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets. For the six months ended May 31, 2001 for the General Municipal Portfolio, Prime Portfolio and Government Portfolio, the Adviser reimbursed $92,160, $286,606 and $80,058, respectively. The General Municipal, Prime and Government Portfolios do not compensate Alliance Global Investor Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services or for out of pocket expenses.

                                                      Alliance Money Market Fund
================================================================================

NOTE C: Distribution Services Agreement and Administration Agreement

Under the Distribution Services Agreement, which includes a distribution plan adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "Plan"), the Fund pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of the Adviser, a distribution fee at the annual rate of
 .45 of 1% of the average daily value of the Fund's net assets. The Plan provides that the Distributor will use amounts payable under the Plan in their entirety for (i) payments to broker-dealers and other financial intermediaries, including the Distributor, for distribution assistance and payments to banks and other depository institutions for administrative and accounting services and (ii) otherwise promoting the sale of shares of the Portfolios. For the six months ended May 31, 2001, the General Municipal Portfolio, Prime Portfolio and Government Portfolio, paid fees of $209,782, $3,194,280 and $197,799, respectively.

Pursuant to an Administration Agreement, ADP Financial Information Services, Inc. ("ADP"), a wholly-owned subsidiary of Automatic Data Processing, Inc., serves as administrator of the Fund, on behalf of the Portfolios. The Administrator performs or arranges for the performance of certain services, mainly remote processing services through its propriety shareholder accounting system. ADP is entitled to receive from each Portfolio a fee computed daily and paid monthly at a maximum annual rate equal to .05% of such Portfolio's average daily net assets. ADP may, from time to time, voluntarily waive all or a portion of its fees payable to it under the Administration Agreement. For the six months ended May 31, 2001, the General Municipal Portfolio incurred fees of $23,309 of which $2,443 were waived, the Prime Portfolio incurred fees of $354,920 of which $17,193 were waived and the Government Portfolio incurred fees of $21,978 of which $20 were waived.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At May 31, 2001, the cost of portfolio securities for federal income tax purposes was the same as the cost for financial reporting purposes. At November 30, 2000, the Government Portfolio had a capital loss carryforward of $5,266 expiring in the year 2007 and the Prime Portfolio had a capital loss carryforward of $3,374 expiring in the year 2008.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At May 31, 2001, capital paid-in aggregated $101,295,243, $1,454,975,335 and $88,333,769 for the
General Municipal Portfolio, Prime Portfolio and Government Portfolio, respectively. Transactions, all at $1.00 per share, were as follows:

                                                   GENERAL
                                                  MUNICIPAL                        PRIME                       GOVERNMENT
                                                  PORTFOLIO                      PORTFOLIO                      PORTFOLIO
                                       =============================  ==============================  =============================
                                         Six Months                      Six Months                     Six Months
                                            Ended       Year Ended         Ended        Year Ended         Ended        Year Ended
                                        May 31, 2001   November 30,      May 31, 2001   November 30,    May 31, 2001   November 30,
                                         (unaudited)       2000          (unaudited)       2000         (unaudited)       2000
                                       =============   =============  ==============   =============  =============  ==============
Shares sold..........................    151,469,482     173,295,911   2,736,436,384   2,059,378,378    160,009,437     146,846,739
Shares issued on reinvestments of
   dividends.........................      1,267,430       2,502,865      33,625,307      67,851,676      2,047,298       4,253,903
Shares redeemed......................   (131,033,489)   (159,804,134) (2,593,297,929) (1,939,588,259)  (152,037,470)   (148,862,021)
                                       -------------   -------------  --------------   -------------  -------------  --------------
Net increase.........................     21,703,423      15,994,642     176,763,762     187,641,795     10,019,265       2,238,621
                                       =============   =============  ==============   =============  =============  ==============

FINANCIAL HIGHLIGHTS                                  Alliance Money Market Fund
================================================================================

                                           -------------------------------------------------------------------------------------
                                                                       GENERAL MUNICIPAL PORTFOLIO
                                           -------------------------------------------------------------------------------------
                                                                                                                    December 13,
                                            Six Months                                                                 1995(a)
                                               Ended                      Year Ended November 30,                        to
                                           May 31, 2001  ========================================================   November 30,
                                            (unaudited)      2000           1999           1998          1997           1996
                                          =============  =============  ============  =============  ============  =============
Net asset value, beginning of period....     $  1.00        $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                             -------        -------       -------        -------        ------        -------
Income from Investment Operations
Net investment income (b)...............        .014           .032          .024           .027          .029           .027
                                             -------        -------       -------        -------        ------        -------
Less: Dividends
Dividends from net investment income....       (.014)         (.032)        (.024)         (.027)        (.029)         (.027)
                                             -------        -------       -------        -------        ------        -------
Net asset value, end of period..........     $  1.00        $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                             =======        =======       =======        =======        ======        =======
Total Return
Total investment return based on
   net asset value (c)..................        1.51%          3.27%         2.42 %         2.76%         2.92 %         2.71%
Ratios/Supplemental Data
Net assets, end of period (in millions).        $101            $80           $64            $44          $137           $123
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements.....................        1.00%(d)       1.00%         1.00 %         1.00%         1.00%          1.00%(d)
   Expenses, before waivers and
  reimbursements........................        1.20%(d)       1.32%         1.37 %         1.17%         1.21%          1.39%(d)
   Net investment income (b)............        2.72%(d)       3.22%         2.40 %         2.74%         2.87%          2.76%(d)

--------------------------------------------------------------------------------
See footnote summary on page 16.

                                                      Alliance Money Market Fund
================================================================================

                                           -------------------------------------------------------------------------------------
                                                                               PRIME PORTFOLIO
                                           -------------------------------------------------------------------------------------
                                                                                                                    December 29,
                                            Six Months                                                                 1995(a)
                                               Ended                      Year Ended November 30,                        to
                                           May 31, 2001  ========================================================   November 30,
                                            (unaudited)      2000           1999           1998          1997           1996
                                          =============  =============  ============  =============  ============  =============
Net asset value, beginning of period....     $  1.00        $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                             -------        -------       -------        -------        ------        -------
Income from Investment Operations
Net investment income (b)...............        .024           .054          .042           .047          .046           .041
                                             -------        -------       -------        -------        ------        -------
Less: Dividends
Dividends from net investment income....       (.024)         (.054)        (.042)         (.047)        (.046)         (.041)
                                             -------        -------       -------        -------        ------        -------
Net asset value, end of period..........     $  1.00        $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                             =======        =======       =======        =======        ======        =======
Total Return
Total investment return based
   on net asset value (c)...............        2.71%          5.54%         4.31%          4.77%         4.75%          4.23%
Ratios/Supplemental Data
Net assets, end of period (in millions).      $1,455         $1,278        $1,091           $682        $3,298         $2,772
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements.....................        1.00%(d)       1.00%         1.00%          1.00%         1.00%          1.00%(d)
   Expenses, before waivers and
     reimbursements.....................        1.04%(d)       1.05%         1.11%          1.06%         1.06%          1.23%(d)
   Net investment income (b)............        4.74%(d)       5.41%         4.24%          4.69%         4.65%          4.50%(d)

--------------------------------------------------------------------------------
See footnote summary on page 16.

FINANCIAL HIGHLIGHTS (continued)                      Alliance Money Market Fund
================================================================================

                                           -------------------------------------------------------------------------------------
                                                                            GOVERNMENT PORTFOLIO
                                           -------------------------------------------------------------------------------------
                                                                                                                    December 29,
                                            Six Months                                                                 1995(a)
                                               Ended                      Year Ended November 30,                        to
                                           May 31, 2001  ========================================================   November 30,
                                            (unaudited)      2000           1999           1998          1997           1996
                                          =============  =============  ============  =============  ============  =============
Net asset value, beginning of period....     $  1.00        $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                             -------        -------       -------        -------        ------        -------
Income from Investment Operations
Net investment income (b)...............        .023           .053          .041           .046          .045           .041
                                             -------        -------       -------        -------        ------        -------
Less: Dividends
Dividends from net investment income....       (.023)         (.053)        (.041)         (.046)        (.045)         (.041)
                                             -------        -------       -------        -------        ------        -------
Net asset value, end of period..........     $  1.00        $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                             =======        =======       =======        =======        ======        =======
Total Return
Total investment return based
   on net asset value (c)...............        2.67%          5.40%         4.23%          4.67%         4.64%          4.18%
Ratios/Supplemental Data
Net assets, end of period (in millions).         $88            $78           $76            $42          $124           $100
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements.....................        1.00%(d)       1.00%         1.00%          1.00%         1.00%          1.00%(d)
   Expenses, before waivers and
     reimbursements.....................        1.18%(d)       1.26%         1.34%          1.14%         1.25%          1.42%(d)
   Net investment income (b)............        4.66%(d)       5.26%         4.17%          4.60%         4.54%          4.45%(d)

--------------------------------------------------------------------------------

(a) Commencement of operations.

(b) Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of period. Total investment return calculated for a period of less than one year is not annualized.

(d) Annualized.

                                                      Alliance Money Market Fund
================================================================================

Alliance Money Market Fund

Alliance Money Market Fund
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672

CUSTODIAN

Bank of New York
90 Washington Street
New York, NY 10286

PRINCIPAL UNDERWRITER

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

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

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

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

Alliance Money Market Fund
1345 Avenue of the Americas, New York, NY 10105

ALLIANCE CAPITAL[LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

MONMKTSR501